UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-10599
Investment Company Act File Number
Tax-Managed Small-Cap Value Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
July 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments

Tax-Managed Small-Cap Value Portfolio	as of July 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.0%

Security	Shares	Value
Auto Components — 2.0%
BorgWarner, Inc.(1)	31,500	$1,381,590

		$1,381,590

Chemicals — 2.3%
RPM International, Inc.	84,900	$1,593,573

		$1,593,573

Commercial Banks — 10.1%
First Midwest Bancorp, Inc.	75,900	$954,822
Glacier Bancorp, Inc.	95,300	1,522,894
National Penn Bancshares, Inc.	143,300	954,378
Prosperity Bancshares, Inc.	45,900	1,555,092
Trustmark Corp.	84,900	1,867,800
Umpqua Holdings Corp.	22,100	276,913

		$7,131,899

Commercial Services & Supplies — 1.1%
Brink’s Co. (The)	34,700	$759,930

		$759,930

Communications Equipment — 1.1%
NETGEAR, Inc.(1)	33,400	$801,600

		$801,600

Construction & Engineering — 4.8%
Chicago Bridge & Iron Co. NV(1)	43,200	$972,432
Emcor Group, Inc.(1)	31,700	824,517
Tutor Perini Corp.(1)	80,800	1,557,824

		$3,354,773

Containers & Packaging — 2.7%
AptarGroup, Inc.	44,200	$1,903,694

		$1,903,694

Diversified Telecommunication Services — 0.6%
GeoEye, Inc.(1)	11,500	$396,980

		$396,980

Electric Utilities — 7.8%
Cleco Corp.	72,300	$2,064,165
Portland General Electric Co.	82,700	1,579,570
Westar Energy, Inc.	78,200	1,867,416

		$5,511,151

Electrical Equipment — 4.6%
A.O. Smith Corp.	35,400	$1,935,672
General Cable Corp.(1)	48,700	1,292,498

		$3,228,170

Energy Equipment & Services — 3.9%
Bristow Group, Inc.(1)	36,900	$1,233,567
Exterran Holdings, Inc.(1)	31,200	832,104
Oil States International, Inc.(1)	15,600	716,664

		$2,782,335

Food & Staples Retailing — 3.1%
BJ’s Wholesale Club, Inc.(1)	48,000	$2,186,400

		$2,186,400

Security	Shares	Value
Food Products — 4.8%
J & J Snack Foods Corp.	36,200	$1,509,902
TreeHouse Foods, Inc.(1)	38,800	1,850,372

		$3,360,274

Health Care Equipment & Supplies — 4.7%
Teleflex, Inc.	33,200	$1,881,444
West Pharmaceutical Services, Inc.	39,300	1,428,162

		$3,309,606

Health Care Providers & Services — 3.9%
Magellan Health Services, Inc.(1)	27,000	$1,136,430
Owens & Minor, Inc.	60,250	1,638,197

		$2,774,627

Hotels, Restaurants & Leisure — 1.5%
Jack in the Box, Inc.(1)	51,200	$1,056,256

		$1,056,256

Insurance — 6.4%
Argo Group International Holding, Ltd.	56,400	$1,756,296
Aspen Insurance Holdings, Ltd.	68,700	1,878,945
Protective Life Corp.	37,500	843,375

		$4,478,616

IT Services — 1.7%
MAXIMUS, Inc.	20,000	$1,203,800

		$1,203,800

Machinery — 3.5%
Barnes Group, Inc.	41,000	$753,580
Crane Co.	24,600	874,284
Wabtec Corp.	18,100	807,441

		$2,435,305

Oil, Gas & Consumable Fuels — 1.7%
Comstock Resources, Inc.(1)	47,000	$1,189,570

		$1,189,570

Professional Services — 1.9%
Towers Watson & Co., Class A	31,000	$1,379,810

		$1,379,810

Road & Rail — 4.6%
Arkansas Best Corp.	54,800	$1,236,836
Genesee & Wyoming, Inc., Class A(1)	36,300	1,483,944
Old Dominion Freight Line, Inc.(1)	13,500	532,305

		$3,253,085

Software — 4.2%
JDA Software Group, Inc.(1)	50,500	$1,186,750
NetScout Systems, Inc.(1)	112,100	1,776,785

		$2,963,535

Specialty Retail — 4.2%
Buckle, Inc. (The)	12,100	$333,355
Children’s Place Retail Stores, Inc. (The)(1)	34,900	1,460,565
Dick’s Sporting Goods, Inc.(1)	44,000	1,157,640

		$2,951,560

Textiles, Apparel & Luxury Goods — 2.4%
Carter’s, Inc.(1)	39,400	$955,056
Hanesbrands, Inc.(1)	28,800	721,440

		$1,676,496

Security	Shares	Value
Thrifts & Mortgage Finance — 6.4%
Astoria Financial Corp.	108,900	$1,441,836
First Niagara Financial Group, Inc.	119,200	1,598,472
Washington Federal, Inc.	82,800	1,440,720

		$4,481,028

Total Common Stocks (identified cost $57,895,199)		$67,545,663

Short-Term Investments — 4.1%

	Principal Amount
Description	(000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 8/2/10	$2,857	$2,856,776

Total Short-Term Investments (identified cost $2,856,776)		$2,856,776

Total Investments — 100.1% (identified cost $60,751,975)		$70,402,439

Other Assets, Less Liabilities — (0.1)%		$(73,250)

Net Assets — 100.0%		$70,329,189

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

The Portfolio did not have any open financial instruments at July 31, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$60,984,370

Gross unrealized appreciation	$11,240,632
Gross unrealized depreciation	(1,822,563)

Net unrealized appreciation	$9,418,069

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks	$67,545,663	$—	$—	$67,545,663
Short-Term Investments	—	2,856,776	—	2,856,776

Total Investments	$67,545,663	$2,856,776	$—	$70,402,439

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of October 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Tax-Managed Small-Cap Value Portfolio

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President

Date:	September 24, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President

Date:	September 24, 2010

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	September 24, 2010